Share capital - Additional Information (Details) $ / shares in Units, $ in Thousands			9 Months Ended
	May 06, 2024 shares	Apr. 03, 2024 shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares $ / shares shares	Sep. 30, 2024 $ / shares	Dec. 31, 2023 USD ($)
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital company issued (in shares)			26,185	26,185
Share capital fair value (in dollars per share) | $ / shares			$ 40.74	$ 40.74
Share capital fair value determined amount (in canadian dollars per share) | $ / shares					$ 51.68
Issuance of common shares related to business combination and contingent consideration (in shares)		8,728
Share capital repurchase amount (in shares)	1,764,037		282,494
Share capital public float percent	10.00%
Share capital average price (in dollars per share) | (per share)			$ 39.01	$ 53.04
Share capital cash consideration | $			$ 11,023
Automatic share repurchase plan liability (Note 10) | $			$ 18,170	$ 18,170		$ 0